Investment Objectives and Goals - Capital Group Core Bond Completion Fund	Aug. 05, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Capital Group Core Bond Completion Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.